Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 397,543.1		$ 396,161.9	$ 385,921.7
Income tax expense at the statutory rate	80,872.5		69,613.5	66,938.7
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	2,533.4		(1,415.9)	(44.9)
Tax-exempt income	(54,543.5)		(16,901.1)	(19,595.0)
Additional income tax under the Alternative Minimum Tax Act	21,455.9
Additional income tax on unappropriated earnings	16,294.5		28,183.5	30,046.8
Effect of tax rate changes on deferred income tax	(1,474.8)		561.8
The origination and reversal of temporary differences	(3,072.5)		(4,336.1)	(1,775.0)
Income tax credits	(6,028.4)		(5,628.6)	(4,940.2)
Remeasurement of operating loss carryforward				(0.4)
Tax effect of adjusting items	56,037.0		70,077.1	70,630.0
Income tax adjustments on prior years	(21,753.0)		(19,107.0)	(16,628.1)
Other income tax adjustments	152.9		152.8	122.5
Income tax expense recognized in profit or loss	$ 34,436.9	$ 1,125.1	$ 51,122.9	$ 54,124.4